FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED STATEMENT OF CASH FLOWS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net income	¥ (653,290)	$ (94,717)	¥ (219,830)	¥ 425,992
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	32,384	4,695	(46,226)	(25,725)
Amortization of issuance cost of convertible senior notes	7,861	1,140	23,673	25,229
Income tax payables	(81,162)	(11,767)	(26,693)	(9,378)
Unrealized loss related to investments in equity investee	97,827	14,184	209,956
Gain from repurchase CB	(7,907)	(1,146)	0	0
Changes in other current liabilities	89,566	12,985	(254,576)	392,831
Fair value loss on derivative liabilities	364,758	52,885	0	0
Fair value change on contingent consideration payable	9,495	1,377	0	0
Net cash used in operating activities	382,605	55,473	(96,107)	310,014
Cash flows from investing activities:
Investment in equity investees	(63,225)	(9,167)	(163,166)	(21,300)
Net cash (used in) provided by investing activities	(1,306,661)	(189,449)	375,820	(616,367)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	0	0	0	3,127,305
Payment for public offering costs	0	0	(11,075)	(31,666)
Proceeds from issuance of convertible senior notes, net of issuance cost	0	0	0	(742)
Repurchase of ordinary shares	(446,636)	(64,756)	(1,060,353)	0
Proceeds from sale of a subsidiary's equity interest to Cainiao	101,189	14,671	1,290,847	0
Payment for short term loan	(1,375,847)	(199,479)	0	(663,879)
Purchase of subsidiaries, net of cash acquired	(7,224)	(1,047)	0	0
Net cash provided by (used in) financing activities	(1,650,402)	(239,286)	749,953	2,666,837
Cash, cash equivalents and restricted cash, beginning of year	4,699,764	737,495	3,731,019	1,526,810
Net (decrease) in cash and cash equivalents	(2,574,458)	(373,262)	1,029,666	2,360,484
Effect of exchange rate changes on cash and cash equivalents	120,418	(38,633)	(60,921)	(156,275)
Cash, cash equivalents and restricted cash, end of year	2,245,724	325,600	4,699,764	3,731,019
Supplemental disclosure of cash flow information:
Cash paid for interest	47,141	6,835	29,819	38,665
Cash paid for income tax	163,525	23,709	145,606	137,727
Supplemental disclosures of non-cash investing and financing activities:
Unpaid Hong Kong public offering costs	0	0	0	11,075
Parent Company [Member]
Cash flows from operating activities:
Net income	(653,290)	(94,717)	(219,830)	425,992
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	85,795	12,439	(20,442)	3,905
Amortization of issuance cost of convertible senior notes	7,861	1,140	23,673	25,229
Equity in income of subsidiaries and VIE	55,940	8,109	(51,513)	(493,494)
Income tax payables	(94,298)	(13,672)	12,204
Unrealized loss related to investments in equity investee	(102,035)	(14,794)	(209,956)	0
Gain from repurchase CB	(7,907)	(1,146)
Changes in other current liabilities	13,201	1,914	2,324	(3,900)
Fair value loss on derivative liabilities	364,758	52,885
Fair value change on contingent consideration payable	9,495	1,377
Net cash used in operating activities	(116,410)	(16,877)	(43,628)	(42,268)
Cash flows from investing activities:
Investments in, advance to, and repayment from subsidiaries and VIE, net	1,127,579	163,484	2,060,629	(2,846,452)
Short term investment	(138,052)	(20,016)
Investment in equity investees	0	0	(324,464)	0
Net cash (used in) provided by investing activities	989,527	143,468	1,736,165	(2,846,452)
Cash flows from financing activities:
Proceeds from exercises of share options	3		52	430
Proceeds from issuance of ordinary shares in Hong Kong public offering	0	0	0	3,127,305
Payment for public offering costs	0	0	(8,978)	(25,453)
Proceeds from issuance of convertible senior notes, net of issuance cost	0	0	0	(742)
Repurchase of ordinary shares	(446,636)	(64,756)	(1,060,353)	0
Proceeds from sale of a subsidiary's equity interest to Cainiao	101,189	14,671	994,766
Payment for short term loan	(1,759,973)	(255,172)
Purchase of subsidiaries, net of cash acquired	(7,224)	(1,047)
Net cash provided by (used in) financing activities	(2,112,641)	(306,304)	(74,513)	3,101,540
Cash, cash equivalents and restricted cash, beginning of year	1,894,125	297,230	145,311	26,298
Net (decrease) in cash and cash equivalents	(1,239,524)	(179,713)	1,618,024	212,820
Effect of exchange rate changes on cash and cash equivalents	128,942	(3,914)	130,790	(93,807)
Cash, cash equivalents and restricted cash, end of year	783,543	113,603	1,894,125	145,311
Supplemental disclosure of cash flow information:
Cash paid for interest	12,406	1,799	28,617	29,159
Cash paid for income tax	¥ 94,298	$ 13,672
Supplemental disclosures of non-cash investing and financing activities:
Subscription receivable			¥ 101,686
Unpaid Hong Kong public offering costs				¥ 8,978